Segment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 segment	Dec. 31, 2024 segment	Dec. 31, 2024
Segment [Abstract]
Description of CODM	The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer who reviews the assets, liabilities, operating results, and financial metrics for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that there is only one reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment	1	1	1